Research and Development incentives receivables - Current and non-current (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Research and Development incentives receivables
Non-current R&D incentives receivables	€ 141,252	€ 119,941
Current R&D incentives receivables	37,436	26,126
Total R&D incentives receivables	€ 178,688	€ 146,067